PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2015
Receivables and Prepaid Expenses [Abstract]
Prepaid Expenses And Other Receivables [Text Block]
NOTE 3:-	PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
	2015	2014

Government authorities	$116	$117
Prepaid expenses	1,296	311
Restricted cash	161	-
Other current assets	93	-

	$1,666	$428